Acquisition - Additional Information (Details) - USD ($)								2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 18, 2023	Jul. 19, 2023	Jul. 18, 2023	Apr. 19, 2023	Nov. 01, 2022	Oct. 28, 2021	Apr. 01, 2021	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Price per share				$ 4				$ 16			$ 16
Net proceeds from offering						$ 24,547,086				$ 6,431,615
Other short-term liability								$ 3,201			$ 3,201	$ 3,637
Other long-term liabilities								20,203,700	$ 18,724,511	18,724,511	20,203,700	$ 45,000
Public Offering
Business Acquisition [Line Items]
Number of shares issued				1,850,000
Price per share				$ 4
Gross proceeds from offering				$ 7,400,000
Net proceeds from offering				6,400,000
Continental Benefits
Business Acquisition [Line Items]
Purchase price							$ 8,500,000
Incremental amortization expense related to intangible and tangible assets acquired											297,736
Marpai Administrators
Business Acquisition [Line Items]
Purchase price							8,500,000
Marpai Health
Business Acquisition [Line Items]
Assumed pre-money valuation of the last convertible note's conversion price							$ 35,000,000
Maestro
Business Acquisition [Line Items]
Purchase price					$ 19,900,000					19,900,000	19,900,000
Adjusted Purchase Price					$ 22,100,000
Accrue interest percent					10.00%
Percentage of net proceeds of the Offering					35.00%
Number of days after closing of offering					60 days
2024					$ 5,000,000
2025					11,000,000
2026					19,000,000
2027					$ 28,000,000
Property and equipment, adjustment during period									(159,920)	(159,920)
Accrued expense, Adjustment during period									(2,250)	(38,220)
Other short-term liability									2,294,751	2,294,751
Other long-term liabilities									18,724,511	18,724,511
Other liabilities									21,019,262	21,019,262
Business acquisition, outstanding principle balance									19,900,000	19,900,000
Business acquisition, accrued interest on principle									$ 1,119,262	1,119,262
Incremental amortization expense related to intangible and tangible assets acquired										$ 82,000	$ 82,000
Revenue of acquiree since acquisition date								3,427,333
Net loss of acquiree since acquisition date								$ 1,948,268
Maestro | Debt Seller
Business Acquisition [Line Items]
Payment on net proceeds of offering until such time as purchase price paid in full				$ 2,294,751
Percentage of payment on net proceeds of offering until such time as purchase price paid in full				35.00%
Maestro | Subsequent Event | Debt Seller
Business Acquisition [Line Items]
Percentage of payment on net proceeds of offering due amount as purchase price to be paid			50.00%
Payment on net proceeds of offering due amount as purchase price to be paid		$ 1,147,376
Maestro | Subsequent Event | Debt Seller | AXA [Member]
Business Acquisition [Line Items]
Remaining paid towards fulfillment of obligation	$ 200,000
Aggregate remaining payable towards fulfillment of obligation	1,147,375
Net amount payable out of net proceeds of offering	$ 947,375
Earliest date by which the remaining payment shall be settled	Oct. 18, 2023